Long-Term Debt (Debt) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 3,948	$ 3,813	$ 3,477
Current portion of debt and capital lease obligations	(11)	(13)	(12)
Long-term portion of debt and capital lease obligations	3,937	3,800	3,465
3.125% Senior Secured Notes due 2019, net of original issue discount
Debt Instrument [Line Items]
Debt and capital lease obligations	399	0
7.5% Senior Secured Notes due 2019, net of original issue discount
Debt Instrument [Line Items]
Debt and capital lease obligations	761	761	988
7.375% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Debt and capital lease obligations	500	500	500
5.125% Senior Secured Notes due 2022
Debt Instrument [Line Items]
Debt and capital lease obligations	500	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount
Debt Instrument [Line Items]
Debt and capital lease obligations	750	750	0
4.85% Senior Secured Notes due 2024, net of original issue discount
Debt Instrument [Line Items]
Debt and capital lease obligations	600	0
5.95% Senior Secured Notes due 2043, net of original issue discount
Debt Instrument [Line Items]
Debt and capital lease obligations	300	300	0
Senior secured credit facility
Debt Instrument [Line Items]
Debt and capital lease obligations	65	922	903
Capital lease obligations
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 73	$ 80	$ 86